Income tax receivables and payables (Tables)	12 Months Ended
Dec. 31, 2022
Income tax receivables and payables
Schedule of income tax receivables and payables
(€ million)	December 31, 2022				December 31, 2021
	Receivables		Payables		Receivables		Payables
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Income taxes	317	114	2,108	253	195	108	648	374